Employee Benefits - Schedule of Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Amount recognized in other comprehensive income	$ (9,039)	$ (33,385)	$ 4,094
Present Value of Defined Benefit Obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gains recognized in other comprehensive income	5,322	(38,205)	2,383
Return on plan assets adjustment	(14,361)	4,672	1,711
Adjustments for translation		148
Amount recognized in other comprehensive income	$ (9,039)	$ (33,385)	$ 4,094